                            -----------------------
                                TO SHAREHOLDERS

VANCE, SANDERS EXCHANGE FUND HAD A TOTAL RETURN OF 9.2% FOR THE FISCAL PERIOD BEGINNING DECEMBER 31, 1995 AND ENDING AUGUST 31, 1996.

AT A SPECIAL MEETING OF THE PARTNERS HELD ON AUGUST 28, 1996, SHAREHOLDERS OF VANCE, SANDERS EXCHANGE FUND VOTED TO ADOPT SEVERAL IMPORTANT CHANGES IN THE FUND'S ORGANIZATION AND OPERATIONS THAT HAD BEEN RECOMMENDED BY THE FUND'S MANAGING GENERAL PARTNERS. As a result, the Fund is now a series of a Massachusetts business trust, and the investment objective and several of the investment restrictions of the Fund have been revised. The Fund has also adopted the Hub-and-Spoke(R) mutual fund structure, and is pursuing its investment objective by investing in the Tax-Managed Growth Portfolio (the "Portfolio"), a separate open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. Adopting the Hub-and-Spoke(R) structure and investing through the Portfolio enables the Fund to consolidate its assets on a tax-free basis with other similar funds, and to participate in a larger, more diversified and potentially more attractive investment portfolio. As of September 3, 1996, net assets of the Portfolio totalled $827.2 million.

AS A RESULT OF THE REORGANIZATION, THE FISCAL YEAR OF THE FUND HAS BEEN CHANGED TO COINCIDE WITH THE OCTOBER 31 FISCAL YEAR OF THE PORTFOLIO. On October 31, 1996, the Portfolio's and the Fund's independent auditors will conduct an audit of the Portfolio and the Fund and shareholders of the Fund will receive an annual report containing financial statements for the Portfolio for the fiscal year then ended and for the Fund covering the period from September 3, 1996 to October 31, 1996.

THIS REPORT PROVIDES INFORMATION WITH RESPECT TO THE FUND'S FISCAL PERIOD THAT BEGAN ON DECEMBER 31, 1995 AND CONCLUDED ON AUGUST 31, 1996, THE DATE THE FUND WAS REORGANIZED. Over this period, the Fund had a total return of 9.2%, including an increase in the net asset value to $376.86 per share from $347.57 per share, and the reinvestment of $2.70 in dividend income. The Fund's performance compares favorably to the 7.5% total return of the Standard & Poor's 500, an unmanaged index of large capitalization stocks traded in the U.S., during this eight-month period.*

"THROUGHOUT ITS 20-YEAR HISTORY, VANCE, SANDERS EXCHANGE FUND HAS BEEN MANAGED FOR THE LONG TERM AND WITH CONSIDERATION TO SHAREHOLDER TAXES AND AFTER-TAX RETURNS."

--------------    THE TYPES OF BLUE-CHIP GROWTH COMPANIES IN WHICH THE PORTFOLIO
                  TYPICALLY INVESTS HAVE BEEN STRONG PERFORMERS AND CONTINUE TO
                  LOOK ATTRACTIVE FOR THE MONTHS AND THE YEARS AHEAD. The
[Photo of         largest holdings of the Portfolio as of September 3, 1996
Landon T. Clay    include such well-regarded companies as Intel Corp., PepsiCo,
                  Inc., Coca-Cola Company, Johnson & Johnson, Reuters, PLC, and
                  Hewlett-Packard Co. Each of these companies is well
--------------    established as an industry leader, and has attractive
                  financial characteristics and excellent growth prospects. The
                  Portfolio holds investments in a diverse group of over 150 companies.

THROUGHOUT ITS 20-YEAR HISTORY, VANCE, SANDERS EXCHANGE FUND HAS BEEN MANAGED FOR THE LONG TERM AND WITH CONSIDERATION TO SHAREHOLDER TAXES AND AFTER-TAX RETURNS. Investing in the Portfolio through the Hub-and-Spoke(R) structure will not alter this focus, but will enable the Fund to benefit from the Portfolio's greater size and broader diversification. Looking ahead, I am confident shareholders will benefit from the changes made in the Fund's organization and operations, as well as from the long-term growth of the economy and holdings in the Portfolio positioned to take advantage of that growth.

                              Sincerely,

                          /s/ Landon T. Clay
                              LANDON T. CLAY
                        Managing General Partner
                           September 26, 1996

*It is not possible to invest directly in this index.

                               -----------------
                                 VANCE, SANDERS
                                  EXCHANGE FUND
                                 AUGUST 31, 1996
                                   (UNAUDITED)

INVESTMENT CHANGES
PERIOD ENDED AUGUST 31, 1996
--------------------------------------------------------------------------------
                                                               Shares Owned
                                                            6/30/96    8/31/96
--------------------------------------------------------------------------------
INCREASES
--------------------------------------------------------------------------------
Sofamor Danek Group, Inc.                                     --        68,000
--------------------------------------------------------------------------------
DECREASES*
--------------------------------------------------------------------------------
Coca-Cola Company                                           255,936    245,886
--------------------------------------------------------------------------------
Dun & Bradstreet Corp.                                       81,030     75,670
--------------------------------------------------------------------------------
Intel Corp.                                                 196,400    176,010
--------------------------------------------------------------------------------
Loctite Corp.                                               138,612    135,252
--------------------------------------------------------------------------------
*Includes investments paid in kind on redemptions.

OTHER CHANGES
--------------------------------------------------------------------------------
        Shares
--------------------------------------------------------------------------------
       103,584        Hewlett-Packard Co. in a 2 for 1 stock split.
--------------------------------------------------------------------------------
        2,629         Imation Corp. in a 1 for 10 spinoff from Minnesota
                        Mining & Manufacturing Co.
--------------------------------------------------------------------------------

                           -------------------------
                                VANCE, SANDERS
                                EXCHANGE FUND
                               AUGUST 31, 1996

                                                                   Value
TEN LARGEST HOLDINGS                                           (in millions)
------------------------------------------------------------------------------
Intel Corp.                                                        $14.0
------------------------------------------------------------------------------
American International Group Inc.                                   12.9
------------------------------------------------------------------------------
Coca-Cola Company                                                   12.3
------------------------------------------------------------------------------
ASTRA AB -- Series A                                                10.6
------------------------------------------------------------------------------
Monsanto Co.                                                         9.6
------------------------------------------------------------------------------
Reuters Holding PLC                                                  9.2
------------------------------------------------------------------------------
Hewlett-Packard Co.                                                  9.1
------------------------------------------------------------------------------
Pfizer Inc.                                                          9.0
------------------------------------------------------------------------------
PepsiCo., Inc.                                                       8.6
------------------------------------------------------------------------------
Johnson & Johnson                                                    8.2
------------------------------------------------------------------------------

                                                               Percentage of
FIVE LARGEST INDUSTRY HOLDINGS                                  Net Assets
------------------------------------------------------------------------------
Drugs                                                              11.6%
------------------------------------------------------------------------------
Medical Products                                                   10.1
------------------------------------------------------------------------------
Insurance                                                           9.1
------------------------------------------------------------------------------
Beverages                                                           8.3
------------------------------------------------------------------------------
Information Services                                                6.3
------------------------------------------------------------------------------

                           ------------------------
                           PORTFOLIO OF INVESTMENTS
                               AUGUST 31, 1996

----------------------------------------------------------------------
                   COMMON STOCKS - 98.1%
----------------------------------------------------------------------
NAME OF COMPANY                                 SHARES       VALUE
----------------------------------------------------------------------
AEROSPACE AND DEFENSE - 1.8%
Raytheon Co.                                     84,744   $  4,364,316
                                                          ------------

BEVERAGES - 8.3%
Coca-Cola Company                               245,886   $ 12,294,300
PepsiCo, Inc.                                   300,000      8,625,000
                                                          ------------
                                                          $ 20,919,300
                                                          ------------
BUILDING MATERIALS - 0.7%
Masco Corp.                                      55,540   $  1,617,603
                                                          ------------

BUSINESS PRODUCTS & SERVICES - 0.0%
Imation Corp.*                                    2,629   $     62,105
                                                          ------------

CHEMICALS - 4.3%
Dow Chemical Company                             13,917   $  1,109,881
Monsanto Co.                                    300,000      9,637,500
                                                          ------------
                                                          $ 10,747,381
                                                          ------------
COMPUTERS & BUSINESS EQUIPMENT - 4.1%
Hewlett-Packard Co.                             207,168   $  9,063,600
International Business Machines Corp.            11,094      1,268,876
                                                          ------------
                                                          $ 10,332,476
                                                          ------------
DISTRIBUTION - 1.4%
Sysco Corp.                                     107,760   $  3,461,790
                                                          ------------

DRUGS - 11.6%
ASTRA AB - Series A ADR                         250,000   $ 10,581,525
Merck & Co., Inc.                                33,746      2,214,581
Pfizer Inc.                                     127,184      9,030,064
Schering-Plough Corp.                           128,120      7,158,705
                                                          ------------
                                                          $ 28,984,875
                                                          ------------
ELECTRICAL EQUIPMENT - 4.0%
AMP Inc.                                         60,360   $  2,308,770
Emerson Electric Co.                             22,398      1,875,832
General Electric Co.                             24,864      2,066,820
Lincoln Electric Co.                             19,700        605,775
Lincoln Electric Co. Class A                     19,700        536,825
General Signal Corp.                             68,600      2,752,575
                                                          ------------
                                                          $ 10,146,597
                                                          ------------
ELECTRONICS - SEMICONDUCTORS - 5.6%
Intel Corp.                                     176,010   $ 14,047,798
                                                          ------------

FINANCIAL SERVICES - MISCELLANEOUS - 2.4%
Federal National Mortgage Association           191,200   $  5,927,200
                                                          ------------

FOOD - 3.4%
McCormick & Co. Inc., Nonvoting                 181,328   $  3,717,224
Pioneer Hi-Bred International Inc.               87,000      4,795,875
                                                          ------------
                                                          $  8,513,099
                                                          ------------
HOUSEHOLD PRODUCTS - 3.5%
Colgate-Palmolive Co.                            21,826   $  1,773,363
Procter & Gamble Co.                             80,000      7,110,000
                                                          ------------
                                                          $  8,883,363
                                                          ------------
INDUSTRIAL EQUIPMENT - 0.8%
Parker-Hannifin Corp.                            53,730   $  2,095,470
                                                          ------------

INFORMATION SERVICES - 6.3%
Automatic Data Processing Inc.                   51,040   $  2,124,540
Dun & Bradstreet Corp.                           75,670      4,360,484
Reuters Holdings PLC                            132,000      9,223,500
                                                          ------------
                                                          $ 15,708,524
                                                          ------------
INSURANCE - 9.1%
American International Group Inc.               138,008   $ 12,920,760
General Re Corp.                                 26,816      3,884,968
Highlands Insurance Co.*                          5,070         96,330
Marsh & McLennan Companies, Inc.                 28,172      2,619,996
Providian Corp.                                  46,794      1,936,102
Seafield Capital Corp.                           35,960      1,267,590
                                                          ------------
                                                          $ 22,725,746
                                                          ------------
MEDICAL PRODUCTS - 10.1%
Abbott Laboratories                              80,000   $  3,610,000
Baxter International Inc.                        49,728      2,219,112
Boston Scientific Corp.*                        125,000      5,734,375
Johnson & Johnson                               165,672      8,159,346
Medtronic, Inc.                                  72,000      3,744,000
Sofamor Danek Group, Inc.*                       68,000      1,955,000
                                                          ------------
                                                          $ 25,421,833
                                                          ------------
METALS - INDUSTRIAL - 1.6%
Inco Ltd.                                       124,000   $  3,999,000
                                                          ------------

OIL AND GAS - EQUIPMENT & SERVICES - 2.7%
Halliburton Co.                                  50,700   $  2,668,088
Schlumberger Ltd.                                49,246      4,155,131
                                                          ------------
                                                          $  6,823,219
                                                          ------------
OIL AND GAS - EXPLORATION & PRODUCTION - 1.2%
Apache Corp.                                     56,440   $  1,657,930
Louisiana Land & Exploration Co.                 25,000      1,421,875
                                                          ------------
                                                          $  3,079,805
                                                          ------------
OIL AND GAS - INTEGRATED - 1.8%
Amoco Corp.                                      47,928   $  3,307,032
Murphy Oil Corp.                                 29,700      1,299,375
                                                          ------------
                                                          $  4,606,407
                                                          ------------
PRINTING AND BUSINESS FORMS - 1.2%
American Business Products Inc. - GA            146,497   $  2,984,876
                                                          ------------

PUBLISHING - 2.5%
Gannett Co., Inc.                                93,400   $  6,257,800
                                                          ------------

RETAIL - SPECIALTY AND APPAREL - 3.6%
Home Depot, Inc. (The)                           80,000   $  4,250,000
Toys "R" Us, Inc.*                              161,775      4,772,363
                                                          ------------
                                                          $  9,022,363
                                                          ------------
SPECIALTY CHEMICALS AND MATERIALS - 6.1%
International Flavors & Fragrances               60,000   $  2,580,000
Loctite Corp.                                   135,252      5,934,181
Millipore Corp.                                  31,440      1,202,580
Minnesota Mining & Manufacturing Co.             26,288      1,807,300
Nalco Chemical Co.                              116,020      3,727,142
                                                          ------------
                                                          $ 15,251,203
                                                          ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $36,890,114)                      $245,984,149
                                                          ------------
----------------------------------------------------------------------
                        SHORT-TERM OBLIGATIONS - 1.8%
----------------------------------------------------------------------
                                            FACE AMOUNT
                                           (000 OMITTED)    VALUE
----------------------------------------------------------------------
American Express Credit Corp.,
  5.28% 9/3/96                              $     4,300   $  4,298,739
Associates Corp. of North America,
  5.30% 9/3/96                                      298        297,912
                                                          ------------
    TOTAL SHORT-TERM OBLIGATIONS,
      AT AMORTIZED COST                                   $  4,596,651
                                                          ------------
    TOTAL INVESTMENTS - 99.9%
      (IDENTIFIED COST, $41,486,765)                      $250,580,800
    OTHER ASSETS, LESS LIABILITIES - 0.1%                      237,220
                                                          ------------
    NET ASSETS - 100%                                     $250,818,020
                                                          ============
*Non-income producing security.


                      See notes to financial statements

                           -------------------------
                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                               August 31, 1996
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $41,486,765)                                                $250,580,800
  Cash                                                                   693
  Receivable for investments sold                                     11,031
  Dividends receivable                                               367,696
  Miscellaneous receivable                                            33,102
                                                                ------------
      Total assets                                              $250,993,322
LIABILITIES:
  Payable for shares of partnership interest
    redeemed                                        $   11,504
  Payable to affiliates --
    Investment adviser fee                             127,024
    Managing General Partners                            2,191
  Accrued expenses and other liabilities                34,583
                                                    ----------
      Total liabilities                                              175,302
                                                                ------------
NET ASSETS for 665,546 shares of partnership interest
  outstanding                                                   $250,818,020
                                                                ============
NET ASSETS APPLICABLE TO SHARES OF PARTNERSHIP
  INTEREST OWNED BY:
  Limited Partners (655,695 shares)                             $247,105,567
  General Partners --
    Managing Partners (547 shares)                  $  206,143
    Non-Managing Partner (9,304 shares)              3,506,310     3,712,453
                                                    ----------  ------------
NET ASSETS (665,546 shares)                                     $250,818,020
                                                                ============
SOURCES OF NET ASSETS:
  Accumulated net realized gain on investment and
    foreign currency transactions (computed on the
    basis of identified cost), less the excess of
    cost of partnership interest redeemed over
    proceeds from sales of partnership interest
    (including shares issued to partners electing
    to receive payment of distributions in shares)              $ 55,528,889
  Accumulated distributions of net realized gain
    on investments as computed for federal income
    tax purposes                                                 (16,700,504)
  Unrealized appreciation of investments and
    foreign currency transactions (computed on the
    basis of identified cost)                                    209,095,673
  Undistributed net investment income                              2,893,962
                                                                ------------
      Total                                                     $250,818,020
                                                                ============
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF
  PARTNERSHIP INTEREST
  ($250,818,020 / 665,546 shares of partnership
  interest outstanding)                                           $376.86
                                                                  =======


                       See notes to financial statements

                            -------------------------
                             STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------
                                                    PERIOD ENDED   YEAR ENDED
                                                     AUGUST 31,   DECEMBER 31,
                                                       1996*          1995
                                                    ------------  ------------
INVESTMENT INCOME:
  Income --
    Dividends (net of foreign withholding tax of
      $45,349)                                      $ 2,665,765   $ 3,766,073
    Interest                                            232,510       228,361
                                                    -----------   -----------
        Total income                                $ 2,898,275   $ 3,994,434
                                                    -----------   -----------
  Expenses --
    Investment adviser fee (Note 4)                 $   997,647   $ 1,266,428
    Compensation of Managing General Partners not
      members of the Non-Managing
      General Partner's organization                      8,839         8,538
    Custodian fee                                        85,632       111,037
    Legal and accounting services                        33,511        33,601
    Printing and postage                                 32,720        31,062
    Transfer and dividend disbursing agent fees          10,000        10,179
    Miscellaneous                                        14,059        25,396
                                                    -----------   -----------
        Total expenses                              $ 1,182,408   $ 1,486,241
                                                    -----------   -----------
          Net investment income                     $ 1,715,867   $ 2,508,193
                                                    -----------   -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments and foreign
    currency transactions, computed on
    the basis of identified cost ($1,165,951 net
    gain and $188,025 net loss, respectively, as
    computed for federal income tax purposes)       $ 7,213,979   $ 9,325,132
  Increase in unrealized appreciation of
    investments and foreign currency                 12,790,346    51,653,643
                                                    -----------   -----------
          Net realized and unrealized gain on
            investments and foreign currency
            transactions                            $20,004,325   $60,978,775
                                                    -----------   -----------
            Net increase in net assets from
              operations                            $21,720,192   $63,486,968
                                                    ===========   ===========
*For the eight month period ended August 31, 1996.


                       See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                   PERIOD ENDED     YEAR ENDED DECEMBER 31,
                                    AUGUST 31,    ---------------------------
                                       1996*          1995           1994
                                   -------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income          $  1,715,867   $  2,508,193   $  2,384,023
    Net realized gain on
      investments and foreign
      currency transactions           7,213,979      9,325,132      8,358,479
    Increase (decrease) in
      unrealized appreciation of
      investments and foreign
      currency                       12,790,346     51,653,643     (2,991,174)
                                   ------------   ------------   ------------
      Increase in net assets from
        operations                 $ 21,720,192   $ 63,486,968   $  7,751,328
                                   ------------   ------------   ------------
  Distributions to partners --
    From net investment income     $ (1,825,608)  $ (2,400,734)  $ (2,256,662)
  Net decrease from transactions
    in shares of partnership
    interest (Note 2)                (6,108,867)    (9,472,006)    (8,614,936)
                                   ------------   ------------   ------------
        Net increase (decrease)
          in net assets            $ 13,785,717   $ 51,614,228   $ (3,120,270)
NET ASSETS:
  At beginning of period            237,032,303    185,418,075    188,538,345
                                   ------------   ------------   ------------
  At end of period (including
  undistributed net investment
  income of $2,893,962,
  $3,003,703 and $2,896,244,
  respectively)                    $250,818,020   $237,032,303   $185,418,075
                                   ============   ============   ============

*For the eight month period ended August 31, 1996.


                       See notes to financial statements

                                                      FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
                                           PERIOD ENDED                             YEAR ENDED DECEMBER 31,
                                            AUGUST 31,       --------------------------------------------------------------------
                                               1996*           1995           1994           1993           1992           1991
                                           ------------      -----------    --------       --------       --------       --------
NET ASSET VALUE, beginning of period         $347.570        $259.490       $251.710       $246.130       $241.030       $181.960
                                             --------        --------       --------       --------       --------       --------
INCOME FROM OPERATIONS:
  Net investment income                      $  2.644        $  3.800       $  3.406       $  3.141       $  3.198       $  3.743
  Net realized and unrealized gain on
    investments                                29.346          87.730          7.424          5.599          5.012         58.777
                                             --------        --------       --------       --------       --------       --------
      Total income from operations           $ 31.990        $ 91.530       $ 10.830       $  8.740       $  8.210       $ 62.520
                                             --------        --------       --------       --------       --------       --------
LESS DISTRIBUTIONS:
  From net investment income                 $ (2.700)       $ (3.450)      $ (3.050)      $ (3.000)      $ (3.050)      $ (3.450)
  From net realized gain on investments         --              --             --            (0.160)        (0.060)         --
                                             --------        --------       --------       --------       --------       --------
      Total distributions                    $ (2.700)       $ (3.450)      $ (3.050)      $ (3.160)      $ (3.110)      $ (3.450)
                                             --------        --------       --------       --------       --------       --------
NET ASSET VALUE, end of period               $376.860        $347.570       $259.490       $251.710       $246.130       $241.030
                                             ========        ========       ========       ========       ========       ========
TOTAL RETURN (1)                                9.22%          35.50%          4.39%          3.63%          3.50%         34.76%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000's omitted)  $250,818        $237,032       $185,418       $188,538       $195,679       $201,607
  Ratio of expenses to average net assets       0.71%+          0.70%          0.71%          0.71%          0.71%          0.71%
  Ratio of net investment income to average
    net assets                                  1.03%+          1.19%          1.31%          1.22%          1.31%          1.70%
PORTFOLIO TURNOVER                                 3%              0%             3%             3%             5%             7%
AVERAGE COMMISSION RATE PAID(2)              $ 0.0589           --             --             --             --               --
(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a
    Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
  * For the eight month period ended August 31, 1996.
  + Annualized.


                      See notes to financial statements

                       ---------------------------------
                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
The Fund is a limited partnership formed under The Uniform Limited Partnership Act of California, and is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management investment company. Under the Partnership Agreement, all partnership interests, whether of a limited partner or a general partner, are represented by shares of the same class. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Investments listed on security exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at closing bid prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value.

B. INCOME TAXES AND DISTRIBUTIONS TO PARTNERS -- No provision is made by the Fund for federal or state taxes on the taxable income of the partnership because each partner is individually responsible for the payment of any taxes on his share of such taxable income. The Managing General Partners will make quarterly distributions to the partners from the Fund's net investment income and it is their present intention to distribute each year approximately 30% of any taxable net realized gain from investment transactions.

C. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT), serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reflected as a reduction of operating expenses in the Statement of Operations.

D. OTHER -- Investment transactions are accounted for on a trade date basis. Dividend income and distributions to partners are recorded on the ex-dividend date.

E. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
(2) SHARES OF PARTNERSHIP INTEREST
Transactions in shares of partnership interest were as follows:

                         PERIOD ENDED AUGUST 31, 1996         YEAR ENDED DECEMBER 31, 1995         YEAR ENDED DECEMBER 31, 1994
                      -----------------------------------  -----------------------------------  ----------------------------------
                             SHARES                               SHARES                               SHARES
                      --------------------                 --------------------                 --------------------
                       GENERAL    LIMITED                   GENERAL    LIMITED                   GENERAL    LIMITED
                      PARTNERS   PARTNERS      AMOUNT      PARTNERS   PARTNERS      AMOUNT      PARTNERS   PARTNERS      AMOUNT
                      ---------  ---------  -------------  ---------  ---------  -------------  ---------  ---------  ------------
Redemptions              --      (16,961)   $(6,309,352)     --       (33,511)   $(9,741,812)     --       (35,476)   $(8,859,649)
Issued to partners
  electing to
  receive payment of
  distributions in
  shares                 67          478        200,485        109        815        269,806      114          894        244,713
                         --      -------    -----------        ---    -------    -----------      ---      -------    -----------
      Net increase
        (decrease)       67      (16,483)   $(6,108,867)       109    (32,696)   $(9,472,006)     114      (34,582)   $(8,614,936)
                         ==      =======    ===========        ===    =======    ===========      ===      =======    ===========

------------------------------------------------------------------------------
(3) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than short-term obligations, aggregated $6,975,182 and $6,115,551, respectively. In addition, investments having an aggregate market value of $6,075,983 at dates of redemption were distributed in payment for shares of partnership interest redeemed, resulting in realized capital gains of $6,047,572, for book purposes.
------------------------------------------------------------------------------
(4) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee, computed at the monthly rate of 0.05 of 1% ( 1/12 of an annual rate of 0.6 of 1%) of the Fund's average monthly net assets, was paid to Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The Fund pays the compensation of its Managing General Partners who are not members of EVM's organization. One of the Managing Gen eral Partners of the Fund is an officer and trustee of EVM and that organization is the Non-Managing General Partner of the Fund. Managing General Partners of the Fund that are not affiliated with the investment advisor may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Managing Partners Deferred Compensation Plan. For the period ended August 31, 1996, no significant amounts have been deferred.
------------------------------------------------------------------------------
(5) LINE OF CREDIT
The Fund participates with other funds managed by EVM and affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and the unused portion of the $100 million discretionary facility is allocated among the participating funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period.
------------------------------------------------------------------------------
(6) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at August 31, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $ 41,486,765
                                                                    ============
Gross unrealized appreciation                                       $209,094,035
Gross unrealized depreciation                                            --
                                                                    ------------
    Net unrealized appreciation                                     $209,094,035
                                                                    ============
------------------------------------------------------------------------------
(7) SUBSEQUENT EVENT
On September 1, 1996, the Fund transferred substantially all of its investable assets to the Tax-Managed Growth Portfolio (the Portfolio) for an interest in the Portfolio. The Portfolio has substantially the same investment objective, policies, and restrictions as the Fund. In addition, the Fund was reorganized as a Massachusetts Business Trust and changed its fiscal year end to October 31.
------------------------------------------------------------------------------
(8) SPECIAL MEETING OF PARTNERS (UNAUDITED)
Vance, Sanders Exchange Fund (a California Limited Partnership) (the "Fund") held a special meeting of partners on August 28, 1996. On July 2, 1996, the record date of the meeting, the Fund had 672,279.904 shares outstanding of which 510,551.147 shares were represented at the meeting. The votes at the meeting were as follows:

Item 1. To approve the Agreement and Plan of Reorganization set forth as Exhibit A to the Proxy Statement for the meeting.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        500,776.257
  Against                                                              2,674.181
  Abstain                                                              7,100.709

Item 2. To approve the revision of the Fund's investment objective and certain fundamental investment restrictions as follows:

          A. Reclassification and amendment of the Fund's investment objective.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        497,825.442
  Against                                                              6,327.213
  Abstain                                                              6,398.492

          B. Amend the restriction concerning investing in any one issuer.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        497,657.943
  Against                                                              8,789.213
  Abstain                                                              4,103.991

          C. Amend the restriction concerning investing in voting securities of any one issuer.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        495,471.598
  Against                                                             10,975.558
  Abstain                                                              4,103.991

          D. Eliminate the restriction concerning investment in other investment companies.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        493,770.012
  Against                                                             13,119.144
  Abstain                                                              3,661.991

          E. Reclassify the restriction concerning investment in unseasoned issuers.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        490,857.057
  Against                                                             14,142.358
  Abstain                                                              5,551.732

          F. Amend the restriction concerning investment in affiliated issuers.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        497,630.202
  Against                                                              6,927.213
  Abstain                                                              5,993.732

          G. Amend the restriction concerning borrowing.
                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        493,581.857
  Against                                                             14,177.143
  Abstain                                                              2,792.147

          H. Amend the restriction concerning margin, short sales and options.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        490,857.057
  Against                                                             17,343.943
  Abstain                                                              2,350.147

          I. Reclassify the restriction concerning investing for control.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        490,884.798
  Against                                                             13,700.358
  Abstain                                                              5,965.991

          J. Amend the restriction concerning lending.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        490,695.057
  Against                                                             17,478.202
  Abstain                                                              2,377.888

          K. Amend the restriction concerning investing in real estate.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        490,253.057
  Against                                                             16,194.099
  Abstain                                                              4,103.991

          L. Amend the restriction concerning underwriting.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        492,615.057
  Against                                                             13,832.099
  Abstain                                                              4,103.991

          M. Amend the restriction concerning concentration.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        492,457.057
  Against                                                             15,116.202
  Abstain                                                              2,977.888

          N. Reclassify the restriction concerning restricted securities.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        493,161.057
  Against                                                             13,728.099
  Abstain                                                              3,661.991

          O. Reclassify the restriction concerning investing in exploration companies.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        492,804.578
  Against                                                             12,869.299
  Abstain                                                              4,877.270

Item 3. To adopt a new policy and supplement investment restrictions to permit a new investment structure for the Successor Fund as described in the Proxy Statement for the meeting.

                                                                NUMBER OF SHARES
                                                                ----------------
  Affirmative                                                        500,718.409
  Against                                                              6,927.213
  Abstain                                                              2,905.525

                         INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------------------------
To the Partners of
Vance, Sanders Exchange Fund
(A California Limited Partnership):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Vance, Sanders Exchange Fund (A California Limited Partnership) as of August 31, 1996, and the related statements of operations for the eight months then ended and the year ended December 31, 1995, the statement of changes in net assets for the eight months ended August 31, 1996 and the years ended December 31, 1995 and 1994, and the financial highlights for the eight months ended August 31, 1996 and for each of the years in the five-year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Vance, Sanders Exchange Fund (A California Limited Partnership) as of August 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                              DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1996

                          -----------------------------

                            INVESTMENT MANAGEMENT

VANCE, SANDERS      OFFICERS                    MANAGING GENERAL PARTNERS
EXCHANGE FUND
(A California       LANDON T. CLAY              DONALD R. DWIGHT
Limited             Chairman and Managing       President, Dwight Partners, Inc.
Partnership)        General Partner             Chairman, Newspapers of
24 Federal Street                                 New England, Inc.
Boston, MA 02110    THOMAS E. FAUST, JR.
                    Vice President and          SAMUEL L. HAYES, III
                    Portfolio Manager           Jacob H. Schiff Professor of
                                                  Investment Banking, Harvard
                    JAMES L. O'CONNOR             University Graduate School of
                    Treasurer                     Business Administration

                    THOMAS OTIS                 NORTON H. REAMER
                    Secretary                   President and Director, United
                                                  Asset Management Corporation

                                                JOHN L. THORNDIKE
                                                Director, Fiduciary Company
                                                  Incorporated

                                                JACK L. TREYNOR
                                                Investment Adviser and
                                                  Consultant
                    ------------------------------------------------------------
                    VANCE, SANDERS              TRANSFER AND DIVIDEND
                    EXCHANGE FUND               DISBURSING AGENT
                    24 Federal Street           First Data Investor
                    Boston, MA 02110            Services Group, Inc.
                                                BOS725
                                                P.O. Box 1559
                    INVESTMENT ADVISER          Boston, MA 02104
                    Eaton Vance Management      800-262-1122
                    24 Federal Street
                    Boston, MA 02110
                                                INDEPENDENT AUDITORS
                                                Deloitte & Touche LLP
                    CUSTODIAN                   125 Summer Street
                    Investors Bank & Trust      Boston, MA 02110
                    Company
                    89 South Street
                    P.O. Box 1537
                    Boston, MA 02205-1537

                                 VANCE, SANDERS
                                  EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)
                              PERFORMANCE RESULTS+
 -------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                       (STANDARDIZED SEC PERFORMANCE DATA
                     FOR THE PERIODS ENDED AUGUST 31, 1996)
 -------------------------------------------------------------------------------
 One year                                                                  20.9%
 -------------------------------------------------------------------------------
 Five years                                                                12.6%
 -------------------------------------------------------------------------------
 Ten years                                                                 13.1%
 -------------------------------------------------------------------------------
 Life of Fund (6/1/76)                                                     13.5%
 -------------------------------------------------------------------------------
                             CUMULATIVE TOTAL RETURN
                                  LIFE OF FUND
                               (6/1/76 TO 8/31/96)
 -------------------------------------------------------------------------------
 Vance, Sanders Exchange Fund                                           1,200.0%
 -------------------------------------------------------------------------------
 Dow Jones Industrial Average                                           1,272.2%
 -------------------------------------------------------------------------------
 Standard & Poor's 500                                                  1,350.7%
 -------------------------------------------------------------------------------
 +Past performance is no guarantee of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Dow Jones Industrial Average and the Standard & Poor's 500 are unmanaged lists of common stocks.

This report must be preceded or accompanied by a prospectus which contains more complete information on the Fund including its distribution plan, sales charges and expenses. Please read the prospectus carefully before investing.


                                     [Logo]
                                  EATON VANCE
                              The Boston Tradition
                             Funds offered through
                         Eaton Vance Distributors, Inc.
                 24 Federal Street, Boston, Massachusetts 02110

                                                                            9/96

                                 VANCE, SANDERS
                                 EXCHANGE FUND

                                 An Eaton Vance
                                 Exchange Fund


                                 Annual Report
                                August 31, 1996

                                     [Logo]